Income and Expenses - Summary of Compensation and Employee Benefits (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Salaries and other employee benefits	₱ 21,763	₱ 21,676	₱ 20,856
MRP	5,028	269	2,625
Pension benefit costs (Note 26)	1,749	2,213	2,218
Incentive plan (Note 26)	1,272	1,186	1,134
Total compensation and employee benefits	₱ 29,812	₱ 25,344	₱ 26,833